Tax expense - deferred tax rollforward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	€ 3,699
Deferred tax liabilities	(194)
Deferred tax asset (liability)	3,505	€ 3,900
Recognized in Consolidated Income Statement	(1,773)	(391)
Recognized in Equity	(31)	(192)
Transfer to assets held for sale		(1)
Translation differences and other changes	(85)	189
Deferred tax assets	2,004	3,699
Deferred tax liabilities	(388)	(194)
Deferred tax asset (liability)	1,616	3,505
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	6,149	6,028
Recognized in Consolidated Income Statement	(1,742)	(4)
Recognized in Equity	0	0
Transfer to assets held for sale		(6)
Translation differences and other changes	(559)	131
Deferred tax assets	3,848	6,149
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	2,851	2,866
Recognized in Consolidated Income Statement	(364)	(11)
Recognized in Equity	(16)	(263)
Transfer to assets held for sale		0
Translation differences and other changes	(643)	259
Deferred tax assets	1,828	2,851
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	211	249
Recognized in Consolidated Income Statement	(19)	(42)
Recognized in Equity	0	0
Transfer to assets held for sale		0
Translation differences and other changes	0	4
Deferred tax assets	192	211
Impairment of financial assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	195	155
Recognized in Consolidated Income Statement	(25)	47
Recognized in Equity	0	0
Transfer to assets held for sale		(2)
Translation differences and other changes	(1)	(5)
Deferred tax assets	169	195
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	251	243
Recognized in Consolidated Income Statement	3	6
Recognized in Equity	0	0
Transfer to assets held for sale		0
Translation differences and other changes	(2)	2
Deferred tax assets	252	251
Allowances for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	117	87
Recognized in Consolidated Income Statement	19	21
Recognized in Equity	0	0
Transfer to assets held for sale		(2)
Translation differences and other changes	(14)	11
Deferred tax assets	122	117
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	385	691
Recognized in Consolidated Income Statement	(13)	(270)
Recognized in Equity	(14)	64
Transfer to assets held for sale		0
Translation differences and other changes	29	(100)
Deferred tax assets	387	385
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	10,159	10,319
Recognized in Consolidated Income Statement	(2,141)	(253)
Recognized in Equity	(30)	(199)
Transfer to assets held for sale		(10)
Translation differences and other changes	(1,190)	302
Deferred tax assets	6,798	10,159
Accelerated depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(2,770)	(2,746)
Recognized in Consolidated Income Statement	430	(53)
Recognized in Equity	0	0
Transfer to assets held for sale		1
Translation differences and other changes	449	28
Deferred tax liabilities	(1,891)	(2,770)
Capitalized development assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(2,742)	(2,376)
Recognized in Consolidated Income Statement	399	(310)
Recognized in Equity	0	0
Transfer to assets held for sale		0
Translation differences and other changes	227	(56)
Deferred tax liabilities	(2,116)	(2,742)
Other Intangible assets and Intangible assets with indefinite useful lives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(1,493)	(1,427)
Recognized in Consolidated Income Statement	238	23
Recognized in Equity	0	0
Transfer to assets held for sale		7
Translation differences and other changes	406	(96)
Deferred tax liabilities	(849)	(1,493)
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(14)	(14)
Recognized in Consolidated Income Statement	(30)	0
Recognized in Equity	0	2
Transfer to assets held for sale		1
Translation differences and other changes	(6)	(3)
Deferred tax liabilities	(50)	(14)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(331)	(390)
Recognized in Consolidated Income Statement	4	67
Recognized in Equity	(10)	5
Transfer to assets held for sale		0
Translation differences and other changes	23	(13)
Deferred tax liabilities	(314)	(331)
Deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(7,350)	(6,953)
Recognized in Consolidated Income Statement	1,041	(273)
Recognized in Equity	(10)	7
Transfer to assets held for sale		9
Translation differences and other changes	1,099	(140)
Deferred tax liabilities	(5,220)	(7,350)
Deferred tax asset arising on tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	4,444	3,717
Recognized in Consolidated Income Statement	522	662
Recognized in Equity	0	0
Transfer to assets held for sale		(20)
Translation differences and other changes	(248)	85
Deferred tax assets	4,718	4,444
Unrecognized deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(3,748)	(3,183)
Recognized in Consolidated Income Statement	(1,195)	(527)
Recognized in Equity	9	0
Transfer to assets held for sale		20
Translation differences and other changes	254	(58)
Deferred tax assets	€ (4,680)	€ (3,748)